Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value

COMMON STOCKS - 96.7%

Communication Services - 11.6%
9	Alphabet, Inc. - Class A [1]	$12,762
1,434	Alphabet, Inc. - Class C [1]	2,027,117
1,099	Netflix, Inc. [1]	500,089
10,055	The New York Times Company - Class A	422,612
20,430	Verizon Communications, Inc.	1,126,306
4,410	Walt Disney Company	491,759
		4,580,645
Consumer Discretionary - 8.9%
2,495	Advance Auto Parts, Inc.	355,413
232	Booking Holdings, Inc. [1]	369,423
3,710	Home Depot, Inc.	929,392
6,210	Mohawk Industries, Inc. [1]	631,929
4,725	PVH Corp.	227,036
5,146	Target Corp.	617,160
7,705	TJX Companies, Inc.	389,565
		3,519,918
Consumer Staples - 8.2%
4,845	Colgate-Palmolive Company	354,945
2,680	The Estee Lauder Companies, Inc. - Class A	505,662
5,160	Kimberly-Clark Corp.	729,366
11,250	Mondelez International, Inc. - Class A	575,213
2,765	PepsiCo, Inc.	365,699
5,925	Procter & Gamble Company	708,452
		3,239,337
Financials - 8.5%
2,380	Aon PLC	458,388
15,380	Citigroup, Inc.	785,918
2,395	CME Group, Inc.	389,283
16,695	Morgan Stanley	806,369
3,630	PNC Financial Services Group, Inc.	381,912
4,245	T. Rowe Price Group, Inc.	524,258
		3,346,128
Health Care - 15.6%
6,525	Agilent Technologies, Inc.	576,614
2,230	Amgen, Inc.	525,968
2,514	Biogen, Inc. [1]	672,621
8,690	Cerner Corp.	595,699
3,330	Danaher Corp.	588,844
9,755	Gilead Sciences, Inc.	750,550
9,870	Merck & Company, Inc.	763,247
9,640	Novo Nordisk A/S - ADR	631,227
1,080	Regeneron Pharmaceuticals, Inc. [1]	673,542
2,015	Waters Corp. [1]	363,506
		6,141,818
Industrials - 6.0%
3,165	3M Company	493,708
2,680	Carlisle Companies, Inc.	320,716
2,795	Cummins, Inc.	484,262
5,675	Emerson Electric Company	352,020
2,465	Kansas City Southern	368,000
5,760	Wabtec Corp.	331,603
		2,350,309
Information Technology - 30.0%
2,180	Adobe, Inc. [1]	948,976
3,330	Analog Devices, Inc.	408,391
6,135	Apple, Inc.	2,238,048
7,855	Applied Materials, Inc.	474,835
8,455	Ciena Corp. [1]	457,923
11,800	First Solar, Inc. [1]	584,100
2,697	Intuit, Inc.	798,824
13,265	Micron Technology, Inc. [1]	683,413
16,356	Microsoft Corp.	3,328,609
7,240	Oracle Corp.	400,155
7,790	Visa, Inc. - Class A	1,504,794
		11,828,068
Materials - 2.2%
3,755	AptarGroup, Inc.	420,485
2,332	Ecolab, Inc.	463,951
		884,436
Real Estate - 4.0%
2,330	Alexandria Real Estate Equities, Inc. - REIT	378,042
3,067	Crown Castle International Corp. - REIT	513,263
23,570	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	670,802
		1,562,107
Utilities - 1.7%
2,615	American Water Works Company, Inc.	336,446
7,825	Avangrid, Inc.	328,493
		664,939
TOTAL COMMON STOCKS
(Cost $26,053,971)		38,117,705

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
1,183,682	First American Treasury Obligations Fund - Class X, 0.085% [2]	1,183,682

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,183,682)		1,183,682

TOTAL INVESTMENTS - 99.7%
(Cost $27,237,653)		39,301,387
Other Assets in Excess of Liabilities - 0.3%		123,193
NET ASSETS - 100.0%		$39,424,580

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$38,117,705	$-	$-	$38,117,705
Short-Term Investments	1,183,682	-	-	1,183,682
Total Investments in Securities	$39,301,387	$-	$-	$39,301,387